Business Acquisitions	12 Months Ended
May 31, 2021
Business Combinations [Abstract]
Business Acquisitions
3.	BUSINESS ACQUISITIONS
Business acquisition in fiscal year 2020:
During the year ended May 31, 2020, the Group made a business acquisition for a total consideration of US$1,153. The Group paid an amount of US$346 based on the payment schedule during the year ended May 31, 2020 and paid the remaining amount during the year ended May 31, 2021. The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value on the date of acquisition. The intangible assets and goodwill amounted to
US$1,149 and US$2,815, respectively. The purchase price allocation was determined by the Group with the assistance of an independent appraiser.
Pro forma financial information is not presented for the business acquisition in fiscal year 2020 as it is immaterial to the reported results.
The revenue and net loss attributable to this acquisition included in the Company’s consolidated statements of operations since the acquisition date were US$829 and US$1,115, respectively.
Business acquisition in fiscal year 2021:
During the year ended May 31, 2021, the Group made several other business acquisitions, which were both individually and in aggregate insignificant. The total cash consideration of these other business acquisitions amounted to
US$15,201,
for which
US$13,131
was paid as of May 31, 2021. The cash and cash equivalents, intangible assets and goodwill acquired from these business acquisitions were
US$430, US$2,085
and
US$13,420, respectively. The purchase price allocations were determined by the Group with assistance of an independent appraiser.
Pro forma financial information is not presented for the business acquisition in fiscal year 2021 as it is immaterial to the reported results.
The revenue and net income attributable to these acquisitions included in the Company’s consolidated statements of operations since the acquisition date were
US$4,752 and US$207, respectively.